Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

The Company files corporate income tax returns in the United States (federal) and in New York. The Company is subject to federal, state and local income tax examinations by tax authorities from inception.

At December 31, 2018, the Company has approximately $15,554,000 of operating loss carryforwards for both federal and New York state tax purposes that may be applied against future taxable income. The Company also has approximately $14,591,000 of unused operating loss carryforwards for New York City purposes. The net operating loss carryforwards will begin to expire in the year 2036 if not utilized prior to that date. There is no provision for income taxes because the Company has historically incurred operating losses and maintains a full valuation allowance against its net deferred tax assets. The valuation allowance increased by approximately $3,639,000 and $2,173,000 during the years 2018 and 2017, respectively, and was approximately $6,699,000 and $3,060,000 at December 31, 2018 and 2017, respectively.

A reconciliation of the statutory U.S. Federal rate to the Company’s effective tax rate is as follows:

	December 31,
	2018	2017
Federal income tax benefit at statutory rate	21.00%	34.00%
State income tax, net of federal benefits	7.80%	11.35%
Permanent items	(9.88)%	(4.09)%
Impact of tax law change	-%	(12.46)%
Other	0.49%	(0.36)%
Change in valuation allowance	(19.41)%	(28.44)%
Provision for income taxes	-	-

The tax effect of temporary differences that gave rise to significant portion of the deferred tax assets were as follows:

	December 31,
	2018	2017
Net operating loss carryforwards - Federal	$3,266,000	$1,968,000
Net operating loss carryforwards - State	2,142,000	1,273,000
Stock based compensation	1,335,000	-
Capitalized Software	(182,000)	(204,000)
Settlement reserve	122,000	8,000
Fixed Asset Depreciation	1,000	-
Allowance for doubtful accounts	15,000	15,000
Valuation allowance	(6,699,000)	(3,060,000)
Net deferred tax assets	$-	$-

On December 22, 2017, the Tax Cuts and Jobs Act (“The Act”), was signed into law by President Trump. The Act includes a number of provisions, including the lowering of the U.S. corporate tax rate from 35 percent to 21 percent, effective January 1, 2018 and the establishment of a territorial-style system for taxing foreign-source income of domestic multinational corporations. In December 2017, the SEC issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Act (“SAB118”), which allows us to record provisional amounts during a measurement period not to extend beyond one year of the enactment. The Company remeasured its deferred tax assets and liabilities as of December 31, 2017, applying the reduced corporate income tax rate and recorded a provisional decrease to the deferred tax assets of $1,228,000, with a corresponding adjustment to the valuation allowance. In the fourth quarter of 2018, we completed our analysis to determine the effect of the Tax Act and there were no material adjustments as of December 31, 2018.

The federal and state net operating loss may be subject to the limitations provided in the Internal Revenue Code (“IRC”) Sections 382 and 383. The net operating loss and tax credit carryforwards are subject to review by the Internal Revenue Service in accordance with the provisions of Section 382 of the Internal Revenue Code. Under this Internal Revenue Code section, substantial changes in the Company’s ownership may limit the amount of net operating loss carryforwards that could be utilized annually in the future to offset the Company’s taxable income. Specifically, this limitation may arise in the event of a cumulative change in ownership of the Company of more than 50% within a three-year period. Any such annual limitation may significantly reduce the utilization of the Company’s net operating loss carryforwards before they expire. The closing of the Company’s merger alone or together with transactions that have occurred or that may occur in the future, may trigger an ownership change pursuant to Section 382, which could limit the amount of net operating loss carryforwards that could be utilized annually in the future to offset the Company’s taxable income, if any. Any such limitation as the result of the Company’s additional sales of common stock by the Company could have a material adverse effect on the Company’s results of operations in future years.

There are no liabilities from unrecognized tax benefits included in the Company’s consolidated balance sheets as of December 31, 2018 and 2017, and therefore the Company has not incurred any penalties or interest.